Property, plant and equipment - Disclosure of property plant and equipment (Details) - GBP (£)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	[1]	£ 39,825,000,000
Exchange adjustments		2,428,000,000
Additions		3,901,000,000
Disposals		(45,000,000)
Depreciation charge for the year		(1,392,000,000)
Property, plant and equipment, ending balance		39,853,000,000	£ 39,825,000,000	[1]
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		56,995,000,000	62,575,000,000
Exchange adjustments		(3,187,000,000)	3,522,000,000
Additions		3,901,000,000	4,089,000,000
Disposals		(287,000,000)	(868,000,000)
Disposal of UK Gas Distribution			(12,361,000,000)
Increase (decrease) through transfers, property, plant and equipment		12,000,000	38,000,000
Property, plant and equipment, ending balance		57,434,000,000	56,995,000,000
Property, plant and equipment, assets retired from active use and not classified as held for sale		51,000,000	107,000,000
Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(17,170,000,000)	(19,211,000,000)
Exchange adjustments		759,000,000	(853,000,000)
Disposals		242,000,000	790,000,000
Disposal of UK Gas Distribution			3,661,000,000
Depreciation charge for the year		(1,392,000,000)	(1,535,000,000)
Increase (decrease) through transfers, property, plant and equipment		(20,000,000)	(22,000,000)
Property, plant and equipment, ending balance		(17,581,000,000)	(17,170,000,000)
Property, plant and equipment, assets retired from active use and not classified as held for sale		51,000,000	107,000,000
Land and buildings
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		2,295,000,000
Property, plant and equipment, ending balance		2,256,000,000	2,295,000,000
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		2,979,000,000	2,758,000,000
Exchange adjustments		(169,000,000)	196,000,000
Additions		38,000,000	55,000,000
Disposals		(16,000,000)	(22,000,000)
Disposal of UK Gas Distribution			(112,000,000)
Increase (decrease) through transfers, property, plant and equipment		98,000,000	104,000,000
Property, plant and equipment, ending balance		2,930,000,000	2,979,000,000
Land and buildings | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(684,000,000)	(640,000,000)
Exchange adjustments		28,000,000	(29,000,000)
Disposals		10,000,000	42,000,000
Disposal of UK Gas Distribution			29,000,000
Depreciation charge for the year		(28,000,000)	(84,000,000)
Increase (decrease) through transfers, property, plant and equipment		0	(2,000,000)
Property, plant and equipment, ending balance		(674,000,000)	(684,000,000)
Plant and machinery
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		33,235,000,000
Property, plant and equipment, ending balance		32,976,000,000	33,235,000,000
Plant and machinery | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		49,231,000,000	54,772,000,000
Exchange adjustments		(2,862,000,000)	3,157,000,000
Additions		430,000,000	822,000,000
Disposals		(216,000,000)	(572,000,000)
Disposal of UK Gas Distribution			(11,861,000,000)
Increase (decrease) through transfers, property, plant and equipment		2,791,000,000	2,913,000,000
Property, plant and equipment, ending balance		49,374,000,000	49,231,000,000
Plant and machinery | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(15,996,000,000)	(17,828,000,000)
Exchange adjustments		695,000,000	(780,000,000)
Disposals		199,000,000	545,000,000
Disposal of UK Gas Distribution			3,425,000,000
Depreciation charge for the year		(1,276,000,000)	(1,338,000,000)
Increase (decrease) through transfers, property, plant and equipment		(20,000,000)	(20,000,000)
Property, plant and equipment, ending balance		(16,398,000,000)	(15,996,000,000)
Assets in the course of construction
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		3,951,000,000
Property, plant and equipment, ending balance		4,273,000,000	3,951,000,000
Assets in the course of construction | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		3,951,000,000	3,874,000,000
Exchange adjustments		(89,000,000)	93,000,000
Additions		3,358,000,000	3,080,000,000
Disposals		(21,000,000)	(70,000,000)
Disposal of UK Gas Distribution			(88,000,000)
Increase (decrease) through transfers, property, plant and equipment		(2,926,000,000)	(2,938,000,000)
Property, plant and equipment, ending balance		4,273,000,000	3,951,000,000
Assets in the course of construction | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		0	0
Exchange adjustments		0	0
Disposals		0	0
Disposal of UK Gas Distribution			0
Depreciation charge for the year		0	0
Increase (decrease) through transfers, property, plant and equipment		0	0
Property, plant and equipment, ending balance		0	0
Motor vehicles and office equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		344,000,000
Property, plant and equipment, ending balance		348,000,000	344,000,000
Motor vehicles and office equipment | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		834,000,000	1,171,000,000
Exchange adjustments		(67,000,000)	76,000,000
Additions		75,000,000	132,000,000
Disposals		(34,000,000)	(204,000,000)
Disposal of UK Gas Distribution			(300,000,000)
Increase (decrease) through transfers, property, plant and equipment		49,000,000	(41,000,000)
Property, plant and equipment, ending balance		857,000,000	834,000,000
Motor vehicles and office equipment | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(490,000,000)	(743,000,000)
Exchange adjustments		36,000,000	(44,000,000)
Disposals		33,000,000	203,000,000
Disposal of UK Gas Distribution			207,000,000
Depreciation charge for the year		(88,000,000)	(113,000,000)
Increase (decrease) through transfers, property, plant and equipment		0	0
Property, plant and equipment, ending balance		(509,000,000)	£ (490,000,000)
KeySpan
Changes in property, plant and equipment [abstract]
Disposals		0
KeySpan | Cost
Changes in property, plant and equipment [abstract]
Disposals		(334,000,000)
KeySpan | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Disposals		£ (334,000,000)

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).